Income Tax (Narrative) (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
Income Tax [Abstract]
Statutory federal tax rate	34.00%
Change in valuation allowance	$ 4,747,766
Operating Loss Carryforwards [Line Items]
U.S. net operating loss carryforwards	$ 42,039,675
Minimum [Member]
Operating Loss Carryforwards [Line Items]
U.S. net operating loss carryforwards expiration dates	Dec. 31, 2023